Taxes payable - Schedule of Taxes Payable (Parenthetical) (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Taxes payable [abstract]
income tax on the accrual basis	R$ 208,939	R$ 95,511